Share-Based Payment Arrangements - Summary of Outstanding Share Options (Detail) - Share options [member] - 2021 Plan [member] shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance - Number of Share Options | shares	53,096
Granted - Number of Share Options | shares	20,801
Exercised - Number of Share Options | shares	(12,201)
Cancelled and forfeited - Number of Share Options | shares	(3,101)
Ending balance - Number of Share Options | shares	58,595	53,096
Beginning balance - Weighted average exercise price per share | $ / shares	$ 1.98
Granted - Weighted average exercise price per share | $ / shares	2.25
Exercised - Weighted average exercise price per share | $ / shares	1.38
Cancelled and forfeited - Weighted average exercise price per share | $ / shares	2.23
Ending balance - Weighted average exercise price per share | $ / shares	$ 2.18	$ 1.98
Exercisable - Number of Share Options | shares	19,775	18,010
Exercisable - Weighted average exercise price per share | $ / shares	$ 1.85	$ 1.76
Weighted-average remaining contractual life	7 years 11 months 15 days	7 years 9 months 21 days